Note 15 - Stock-based Compensation (Details Textual)	12 Months Ended
	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Option life, share options granted		3.5
Expense from share-based payment transactions	$ 348,000	$ 901,000
Number of share options granted in share-based payment arrangement	0	1,500
Risk free interest rate, share options granted		3.33%
Expected volatility, share options granted		30.00%
Expected dividend as percentage, share options granted		1.10%
Forfeiture rate, share options granted		2.00%
Weighted average fair value per option, share options granted (in CAD per share) | $ / shares		$ 0.96
Shares issued from stock option exercises (in shares) | shares	38,153	40,000
Increase (decrease) through exercise of options, equity	$ 607,000	$ 280,000
Options vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting first anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting second anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	5